Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest on securities
Taxable	$ 13,964	$ 17,500	$ 13,881
Nontaxable	80	140	227
Interest and fees on loans	58,290	62,355	69,454
Interest on federal funds sold and interest bearing deposits	953	797	979
Total interest income	73,287	80,792	84,541
INTEREST EXPENSE
Interest on savings deposits	1,522	2,371	3,952
Interest on time certificates	3,969	8,615	11,345
Interest on short term borrowings	340	276	237
Interest on subordinated debt	1,035	1,084	1,188
Interest on other borrowings	1,612	1,607	1,607
Total interest expense	8,478	13,953	18,329
NET INTEREST INCOME	64,809	66,839	66,212
Provision for loan losses	10,796	1,974	31,680
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	54,013	64,865	34,532
NONINTEREST INCOME
Loss on sale of commercial loan	(1,238)	0	0
Securities gains, net	7,619	1,220	3,687
Other	21,444	18,345	18,134
Total noninterest income	27,825	19,565	21,821
NONINTEREST EXPENSE	82,548	77,763	89,556
INCOME (LOSS) BEFORE INCOME TAXES	(710)	6,667	(33,203)
Provision for income taxes	0	0	0
NET INCOME (LOSS)	(710)	6,667	(33,203)
Preferred stock dividends and accretion on preferred stock discount	3,748	3,748	3,748
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ (4,458)	$ 2,919	$ (36,951)
Net income (loss) per share of common stock
Diluted	$ (0.05)	$ 0.03	$ (0.48)
Basic	$ (0.05)	$ 0.03	$ (0.48)
Average common shares outstanding
Diluted	93,743,787	93,801,073	76,561,692
Basic	93,743,787	93,511,983	76,561,692